Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 29, 2013
Accounting Policies [Abstract]
Estimated useful lives of assets

Building and building equipment	20 - 30 years
Land and leasehold improvements	10 - 20 years
Machinery and equipment	2 - 13 years